Schedule of Share Based Payment Arrangement Option Exercise Price Range (Details)	3 Months Ended
Mar. 31, 2026 $ / shares shares
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number outstanding	9,633,083
Number exercisable	6,157,767
Range 1 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares	$ 0.20
Number outstanding	2,238,750
Number exercisable	1,074,600
Expiry date	Mar. 25, 2029
Range 2 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares	$ 0.25
Number outstanding	2,088,333
Number exercisable	292,367
Expiry date	Aug. 21, 2030
Range 3 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares	$ 0.30
Number outstanding	1,805,000
Number exercisable	1,335,700
Expiry date	Feb. 21, 2028
Range 4 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares	$ 0.50
Number outstanding	2,295,000
Number exercisable	2,249,100
Expiry date	Feb. 01, 2027
Range 5 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares	$ 0.66
Number outstanding	200,000
Number exercisable	200,000
Expiry date	Jul. 12, 2026
Range 6 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares	$ 1.02
Number outstanding	1,006,000
Number exercisable	1,006,000
Expiry date	Apr. 06, 2026